SHAREHOLDERS' EQUITY (Narrative) (Details) - USD ($) $ / shares in Units, $ in Thousands	1 Months Ended	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2017	Dec. 31, 2016		Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2012
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Dividends paid			$ 243	[1]		$ 20,025
Repurchase of ordinary shares, authorized amount		$ 40,000
Ordinary shares repurchased during the period		1,103,096
Stock repurchased, price paid per share excluding brokerage and transaction fees		$ 35.74
Incentive Compensation Plan [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Number of additional shares authorized	900,000
Number of ordinary shares registered under Plan							2,375,000
Options and restricted stock units outstanding		1,209,979
Ordinary shares reserved for issuance		988,215
Employee Stock Option [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Weighted-average grant-date fair value of options granted		$ 14.9	$ 13.2		$ 12.3
Intrinsic value of options exercised		$ 122	$ 1,761		$ 6,465
Unrecognized compensation cost		$ 7,057
Unrecognized compensation cost, weighted-average recognition period		1 year 1 month 6 days

[1]	In 2016, dividend payment made by Company's subsidiary Caesarstone Canada Inc. and reflects the amount paid to the non-controlling interest holders.